Fair Value Measurements - Subsequent Measurement (Details) - Seaport Global Acquisition Corp		1 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 02, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Adjustment of Warrants	$ 8,400,000		$ 1,344,965	$ (5,441,188)	$ (855,644)
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 2, 2020					10,975,313
Initial measurement on December 2, 2020		$ 14,403,750
Change in valuation inputs or other assumptions		(3,428,437)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance		$ 10,975,313		10,975,313
Fair Value Adjustment of Warrants	1.34			$ 11,000,000.0
Derivative Liability, Measurement Input		1.02		1.02
Private Placement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 2, 2020					6,347,438
Initial measurement on December 2, 2020		$ 8,360,188
Change in valuation inputs or other assumptions		(2,012,750)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance		$ 6,347,438		$ 6,347,438
Fair Value Adjustment of Warrants	1.38			$ 6,300,000
Derivative Liability, Measurement Input		1.05		1.05
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of December 2, 2020					$ 17,322,751
Initial measurement on December 2, 2020		$ 22,763,938
Change in valuation inputs or other assumptions		(5,441,188)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value, Ending Balance		$ 17,322,751		$ 17,322,751
Fair Value Adjustment of Warrants	$ 14,400,000			$ (5,441,188)